Mineral Interests and Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Mineral Interests and Property, Plant and Equipment, net

Note 5—Mineral Interests and Property, Plant and Equipment, net

Mineral interests totaled $147.7 million and the related accumulated depletion totaled $75.5 million and $67.3 million as of December 31, 2024 and December 31, 2023, respectively.

Property, plant and equipment are summarized as follows (in thousands):

	December 31, 2024	December 31, 2023
Land	$77,351	$74,631
Land improvements	19,939	18,372
Building and leasehold improvements	73,543	38,223
Asset retirement obligation assets	62,301	60,898
Mine development and infrastructure costs	126,266	95,021
Machinery and equipment	1,435,650	1,087,635
Financing lease right of use asset	106,959	105,469
Construction in progress	513,072	425,124
Total	2,415,081	1,905,373
Less: Accumulated depreciation	(865,611)	(725,764)
Property, plant and equipment, net	$1,549,470	$1,179,609

Depreciation and depletion expense was $154.0 million, $127.4 million, and $115.3 million, for the years ended December 31, 2024, December 31, 2023, and December 31, 2022, respectively. Construction in progress includes capitalized interest of $12.7 million, $12.1 million, and $1.4 million as of December 31, 2024, December 31, 2023, and December 31, 2022, respectively.